SUPPLEMENT DATED JULY 1, 2003 TO THE
                                                               CITIELITE ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the CitiElite Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE JULY 1, 2003, the Putnam Diversified Income Portfolio changed its name to the Pioneer Strategic Income Portfolio. Therefore, all references to the "Putnam Diversified Income Portfolio" are replaced with "Pioneer Strategic Income Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Pioneer Strategic Income          Seeks high current income. The        TIA
     Portfolio                       Fund normally invests in the debt     Subadviser: Pioneer
                                     securities of a broad range of        Investment Management, Inc.
                                     issuers and segments of the debt
                                     securities market.

EFFECTIVE JULY 1, 2003, the Smith Barney Large Cap Value Portfolio changed its investment objective; therefore the table in "The Variable Funding Options" is revised as follows:

 TRAVELERS SERIES FUND INC.
   Smith Barney Large Cap Value      Seeks long-term growth of             SBFM
     Portfolio                       capital. Current income is a
                                     secondary objective. The Fund
                                     normally invests in equities, or
                                     similar securities, of companies
                                     with large market capitalizations.

Effective May 12, 2003, the Smith Barney Government Portfolio changed its name to the SB Government Portfolio - Class A shares. Therefore, all references to the "Smith Barney Government Portfolio" are replaced with "SB Government Portfolio - Class A."

July 1, 2003                                                             L-23013